UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4688
Dreyfus Premier Value Equity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER VALUE FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)

Aerospace & Military Technology--.4%
Empresa Brasileira de Aeronautica, ADR	12,700		516,255

Banking--11.5%
Bank of America	31,508		1,393,599
Citigroup	98,501		4,588,177
JPMorgan Chase & Co.	106,872		4,248,162
Wachovia	44,000		2,412,520
Washington Mutual	39,300		1,663,176
			14,305,634

Basic Industries--4.2%
Air Products & Chemicals	10,300		635,407
Alcoa	24,000		756,000
Arch Coal	7,000		607,040
Bowater	3,700		101,158
Martin Marietta Materials	30,500		2,585,790
Mosaic	32,300	[a]	499,358
			5,184,753

Beverages & Tobacco--2.5%
Altria Group	43,500		3,146,790

Capital Goods--7.8%
Avery Dennison	10,100		603,374
Emerson Electric	21,700		1,680,665
Lockheed Martin	9,000		608,850
Navistar International	38,700	[a]	1,052,640
NCR	32,100	[a]	1,192,515
Thermo Electron	31,200	[a]	1,049,568
Tyco International	49,500		1,289,475
United States Steel	5,500		328,625
United Technologies	31,900		1,862,003
			9,667,715

Construction & Housing--.7%
3M	12,300		894,825

Consumer Durables--1.5%
Johnson Controls	26,900		1,862,556

Consumer Non-Durables--4.0%
Campbell Soup	25,900		775,187
Colgate-Palmolive	40,600		2,228,534
Del Monte Foods	39,000		416,910
General Mills	10,900		529,849

Nike, Cl. B	6,300		509,985
Polo Ralph Lauren	10,200		577,728
			5,038,193

Consumer Services--6.2%
Aramark, Cl. B	37,500		999,375
Brinker International	15,400		626,780
Cendant	23,200		388,368
Clear Channel Communications	56,700		1,659,609
CSK Auto	15,200	[a]	246,240
Entercom Communications	13,400	[a]	404,546
Liberty Global, Ser. C	19,100	[a]	386,202
McDonald's	32,200		1,127,322
Omnicom Group	14,800		1,210,492
Outback Steakhouse	13,600		628,728
			7,677,662

Energy--11.6%
Chevron	44,900		2,666,162
ConocoPhillips	44,000		2,846,800
Cooper Cameron	14,100	[a]	682,299
Diamond Offshore Drilling	8,400	[b]	712,908
ENSCO International	12,100		618,552
Exxon Mobil	36,760		2,306,690
Foundation Coal Holdings	7,000		311,220
Grant Prideco	14,900	[a]	746,341
Halliburton	16,300		1,296,665
Marathon Oil	17,700		1,360,599
Valero Energy	13,300		830,319
			14,378,555

Financial--20.2%
American International Group	31,727		2,076,849
AON	20,900		715,198
Capital One Financial	18,500		1,541,050
Chubb	29,900		2,821,065
E*Trade Financial	37,400	[a]	889,746
Freddie Mac	30,000		2,035,800
Genworth Financial, Cl. A	36,470		1,194,757
Goldman Sachs Group	8,600		1,214,750
Janus Capital Group	24,700		515,983
Merrill Lynch & Co.	46,200		3,468,234
PMI Group	50,200		2,170,146
PNC Financial Services Group	17,800		1,154,508
Radian Group	10,100		578,023
St. Paul Travelers Cos.	34,400		1,561,072
SunTrust Banks	15,800		1,128,910
Wells Fargo & Co.	31,400		1,958,104
			25,024,195

Food/Dairy Products--.5%
Dean Foods	16,700	[a]	633,431

Health Care--6.1%

Abbott Laboratories	30,700		1,324,705
Cephalon	8,600	[a]	609,654
Pfizer	100,200		2,573,136
WellPoint	16,500	[a]	1,267,200
Wyeth	38,000		1,757,500
			7,532,195

Insurance--2.5%
Endurance Specialty Holdings	22,600		744,218
Metlife	12,900		647,064
MGIC Investment	9,700		640,297
Reinsurance Group of America	17,200		834,200
UnumProvident	13,000		264,290
			3,130,069

Merchandising--.3%
Estee Lauder Cos., Cl. A	10,100		368,347

Technology--9.3%
Automatic Data Processing	41,300		1,814,722
Ceridian	18,700	[a]	461,516
Cisco Systems	62,500	[a]	1,160,625
EMC/Massachusetts	56,500	[a]	757,100
Fairchild Semiconductor International	32,500	[a]	648,375
Freescale Semiconductor, Cl. A	6,900	[a]	173,604
Hewlett-Packard	58,800		1,833,384
International Business Machines	13,600		1,105,680
Microsoft	56,800		1,598,920
Motorola	19,000		431,490
RF Micro Devices	93,400	[a]	679,952
Tellabs	64,900	[a]	830,071
			11,495,439

Transportation--2.4%
Airtran Holdings	33,600	[a]	569,184
Union Pacific	27,100		2,397,266
			2,966,450

Utilities--8.3%
Alltel	9,600		576,288
AT & T	172,000		4,463,400
Constellation Energy Group	9,700		565,219
Entergy	6,400		444,864
Exelon	10,900		625,878
Leap Wireless International	2,900	[a]	107,300
NRG Energy	48,300	[a,b]	2,331,441
PG & E	16,700		623,077
Sprint Nextel	26,300		602,007
			10,339,474
Total Common Stocks
(cost $102,411,372)			124,162,538

	Principal
Short-Term Investment--.3%	Amount ($)		Value ($)

U.S. Treasury Bills;
4.17%, 3/30/2006
(cost $333,776)		336,000		333,786

Investment of Cash Collateral
for Securities Loaned--2.0%		Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,504,050)		2,504,050	[c]	2,504,050

Total Investments (cost $105,249,198)		102.3%		127,000,374

Liabilities, Less Cash and Receivables		(2.3%)		(2,900,286)

Net Assets		100.0%		124,100,088

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan.	At January 31,2006, the total market value
of the fund's securities on loan is $2,432,913 and the total market value of the collateral held by the fund is $2,504,050.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Value Equity Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)